RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended						6 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 24, 2020	Mar. 31, 2020	Dec. 17, 2019	Dec. 31, 2018
Balance Sheet
Common stock subject to possible redemption	$ 143,086,271			$ 143,086,271	$ 93,929,920	$ 86,394,680		$ 143,086,271	$ 86,394,680	$ 86,394,680	$ 143,086,271		$ 93,929,920		$ 143,086,271	$ 106,884,111		$ 80,397,819
Common stock	1,039			856				856			1,039				856	839
Additional paid-in capital	998,110			1,611,049				1,611,049			998,110				1,611,049	1,374,319
Accumulated deficit	(136,979,761)			(107,747,243)				(107,747,243)			(136,979,761)				(107,747,243)	(75,961,522)
Total Stockholders' Equity	$ (106,135,338)	$ (122,287,890)	$ (114,572,770)	$ (106,135,338)		(106,135,338)	$ (122,287,890)	$ (106,135,338)	(106,135,338)	(106,135,338)	$ (106,135,338)	$ (114,572,770)		$ (122,287,890)	$ (106,135,338)	$ (74,586,364)				$ (56,550,017)
Number of shares of common stock subject to possible redemption	41,587,368			41,587,368	41,692,230			41,587,368			41,587,368		41,692,230		41,587,368	32,653,742
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Total Stockholders' Equity	$ (106,135,338)	$ (122,287,890)	(114,572,770)	$ (106,135,338)		$ (106,135,338)	$ (122,287,890)	$ (106,135,338)	$ (106,135,338)	$ (106,135,338)	$ (106,135,338)	(114,572,770)		(122,287,890)	$ (106,135,338)	$ (74,586,364)				$ (56,550,017)
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic	4,551,755				8,522,923				1,875,000		3,818,717		8,458,434		8,197,409	8,310,333
Weighted Average Number of Shares Outstanding, Diluted	4,551,755	3,956,455			8,522,923	8,442,703	3,446,123			8,425,655	3,818,717		8,458,434		8,197,409	8,310,604
Basic net loss per common stock	$ (3.23)				$ (0.90)						$ (7.66)		$ (2.29)		$ (3.86)	$ (2.22)
Diluted net loss per common stock	$ (3.23)	$ (1.95)			$ (0.90)	$ (0.70)	$ (4.22)			$ (1.38)	$ (7.66)		$ (2.29)		$ (3.86)	$ (2.22)
LifeSci Acquisition II Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets		$ 5,000,001					$ 5,000,001							5,000,001
Balance Sheet
Common stock subject to possible redemption	$ 80,090,410	80,090,410					80,090,410				$ 80,090,410			80,090,410
Common stock	201	201				$ 216	201		$ 216	$ 216	201			201
Additional paid-in capital	998,110	998,110				24,784	998,110		24,784	24,784	998,110			998,110
Accumulated deficit	(1,392,079)	(562,449)				(1,000)	(562,449)		(1,000)	(1,000)	(1,392,079)			(562,449)
Total Stockholders' Equity	$ (393,768)	$ 435,862			$ 23,920	24,000	$ 435,862		24,000	24,000	$ (393,768)		$ 23,920	$ 435,862					$ 0
Number of shares of common stock subject to possible redemption	8,009,041	8,009,041					8,009,041				8,009,041			8,009,041
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Sale of Units, net of underwriting discounts and offering expenses (in shares)				8,009,041
Accretion for Common Stock to redemption amount														$ (1,858,498)
Total Stockholders' Equity	$ (393,768)	$ 435,862			$ 23,920	$ 24,000	$ 435,862		$ 24,000	$ 24,000	$ (393,768)		$ 23,920	$ 435,862					$ 0
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic	10,011,301				1,875,000									6,734,489
Weighted Average Number of Shares Outstanding, Diluted	10,011,301				1,875,000				1,875,000					6,734,489
Basic net loss per common stock	$ (0.08)				$ 0.00				$ 0.00					$ (0.08)
Diluted net loss per common stock	$ (0.08)				0.00									$ (0.08)
LifeSci Acquisition II Corp | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redemption value per share					$ 10.00								$ 10.00
Minimum net tangible assets					$ 5,000,001								$ 5,000,001
Balance Sheet
Common stock subject to possible redemption		80,090,410	80,090,410	$ 80,090,410			80,090,410	80,090,410				80,090,410		$ 80,090,410	$ 80,090,410		$ 80,090,410
Common stock		201	201	216			201	216				201		201	216		216
Additional paid-in capital		998,110	998,110	998,095			998,110	998,095				998,110		998,110	998,095		998,095
Accumulated deficit		(562,449)	(186,762)	(81,623)			(562,449)	(81,623)				(186,762)		(562,449)	(81,623)		(1,080)
Total Stockholders' Equity		$ 435,862	$ 811,549	$ 916,688			$ 435,862	$ 916,688				$ 811,549		$ 435,862	$ 916,688		$ 997,231
Number of shares of common stock subject to possible redemption		8,009,041	8,009,041	8,009,041			8,009,041	8,009,041				8,009,041		8,009,041	8,009,041		8,009,041
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Accretion for Common Stock to redemption amount				$ (1,858,498)
Total Stockholders' Equity		$ 435,862	$ 811,549	$ 916,688			$ 435,862	$ 916,688				$ 811,549		$ 435,862	$ 916,688		$ 997,231
LifeSci Acquisition II Corp | Common Stock
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic									1,875,000					6,734,489
Weighted Average Number of Shares Outstanding, Diluted									1,875,000					6,734,489
Basic net loss per common stock									$ 0.00					$ (0.08)
Diluted net loss per common stock									$ 0.00					$ (0.08)
LifeSci Acquisition II Corp | Common Stock | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic			10,011,301	5,112,023								5,646,205		6,734,489
Weighted Average Number of Shares Outstanding, Diluted			10,011,301	5,112,023								5,646,205		6,734,489
Basic net loss per common stock			$ (0.01)	$ (0.02)								$ (0.03)		$ (0.08)
Diluted net loss per common stock			$ (0.01)	$ (0.02)								$ (0.03)		$ (0.08)
LifeSci Acquisition II Corp | Common stock subject to redemption
Balance Sheet
Number of shares of common stock subject to possible redemption	8,009,041	8,009,041				0	8,009,041		0	0	8,009,041			8,009,041
LifeSci Acquisition II Corp | Non-redeemable common stock | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic								3,502,260
Weighted Average Number of Shares Outstanding, Diluted								3,502,260
Basic net loss per common stock								$ (0.02)
Diluted net loss per common stock								$ (0.02)
As Previously Reported | LifeSci Acquisition II Corp
Balance Sheet
Common stock subject to possible redemption		$ 75,526,270					$ 75,526,270							$ 75,526,270
Common stock		246					246							246
Additional paid-in capital		5,562,205					5,562,205							5,562,205
Accumulated deficit		(562,449)					(562,449)							(562,449)
Total Stockholders' Equity		5,000,002					5,000,002							5,000,002
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Total Stockholders' Equity		5,000,002					5,000,002							5,000,002
As Previously Reported | LifeSci Acquisition II Corp | Restatement of redeemable common stock as temporary equity
Balance Sheet
Common stock subject to possible redemption		75,526,270	$ 75,901,950	$ 76,007,090			75,526,270	$ 76,007,090				$ 75,901,950		75,526,270	76,007,090		76,087,640
Common stock		246	242	256			246	256				242		246	256		256
Additional paid-in capital		5,562,205	5,186,529	5,081,375			5,562,205	5,081,375				5,186,529		5,562,205	5,081,375		5,000,825
Accumulated deficit		(562,449)	(186,762)	(81,623)			(562,449)	(81,623)				(186,762)		(562,449)	(81,623)		(1,080)
Total Stockholders' Equity		$ 5,000,002	$ 5,000,009	$ 5,000,008			$ 5,000,002	$ 5,000,008				$ 5,000,009		$ 5,000,002	$ 5,000,008		$ 5,000,001
Number of shares of common stock subject to possible redemption		7,552,627	7,590,195	7,600,709			7,552,627	7,600,709				7,590,195		7,552,627	7,600,709		7,608,764
CONSOLIDATED STATEMENTS OF CASH FLOWS
Initial classification of common stock subject to possible redemption		$ 76,087,640	$ 76,087,640	$ 76,007,090				$ 76,087,640
Change in value of common stock subject to possible redemption		375,680	105,140					(80,550)				$ (105,140)		$ (375,680)
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Sale of 8,009,041 Units, net of underwriting discounts and offering expenses				78,231,912
Initial value of Common Stock subject to redemption		76,087,640	76,087,640	76,007,090				76,087,640
Change in value of common stock subject to possible redemption		375,680	105,140					(80,550)				(105,140)		(375,680)
Total Stockholders' Equity		5,000,002	$ 5,000,009	$ 5,000,008			$ 5,000,002	$ 5,000,008				$ 5,000,009		$ 5,000,002	$ 5,000,008		$ 5,000,001
As Previously Reported | LifeSci Acquisition II Corp | Common stock subject to redemption | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic			8,009,041	8,009,041				8,009,041				8,009,041		8,009,041
Weighted Average Number of Shares Outstanding, Diluted			8,009,041	8,009,041				8,009,041				8,009,041		8,009,041
As Previously Reported | LifeSci Acquisition II Corp | Non-redeemable common stock | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic			1,990,948	1,875,000				1,875,000				1,913,085		1,951,216
Weighted Average Number of Shares Outstanding, Diluted			1,990,948	1,875,000				1,875,000				1,913,085		1,951,216
Basic net loss per common stock			$ (0.05)	$ (0.04)				$ (0.04)				$ (0.10)		$ (0.29)
Diluted net loss per common stock			$ (0.05)	$ (0.04)				$ (0.04)				$ (0.10)		$ (0.29)
Adjustment | LifeSci Acquisition II Corp
Balance Sheet
Common stock subject to possible redemption		4,564,140					4,564,140							$ 4,564,140
Common stock		(45)					(45)							(45)
Additional paid-in capital		(4,564,095)					(4,564,095)							(4,564,095)
Total Stockholders' Equity		(4,564,140)					(4,564,140)							(4,564,140)
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Total Stockholders' Equity		(4,564,140)					(4,564,140)							(4,564,140)
Adjustment | LifeSci Acquisition II Corp | Restatement of redeemable common stock as temporary equity
Balance Sheet
Common stock subject to possible redemption		4,564,140	$ 4,188,460	$ 4,083,320			4,564,140	$ 4,083,320				$ 4,188,460		4,564,140	4,083,320		4,002,770
Common stock		(45)	(41)	(40)			(45)	(40)				(41)		(45)	(40)		(40)
Additional paid-in capital		(4,564,095)	(4,188,419)	(4,083,280)			(4,564,095)	(4,083,280)				(4,188,419)		(4,564,095)	(4,083,280)		(4,002,730)
Total Stockholders' Equity		$ (4,564,140)	$ (4,188,460)	$ (4,083,320)			$ (4,564,140)	$ (4,083,320)				$ (4,188,460)		$ (4,564,140)	$ (4,083,320)		$ (4,002,770)
Number of shares of common stock subject to possible redemption		456,414	418,846	408,332			456,414	408,332				418,846		456,414	408,332		400,277
CONSOLIDATED STATEMENTS OF CASH FLOWS
Initial classification of common stock subject to possible redemption		$ (76,087,640)	$ (76,087,640)	$ (76,007,090)				$ (76,087,640)
Change in value of common stock subject to possible redemption		(375,680)	(105,140)					80,550				$ 105,140		$ 375,680
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Sale of 8,009,041 Units, net of underwriting discounts and offering expenses				(78,231,912)
Initial value of Common Stock subject to redemption		(76,087,640)	(76,087,640)	(76,007,090)				(76,087,640)
Change in value of common stock subject to possible redemption		(375,680)	(105,140)					80,550				105,140		375,680
Accretion for Common Stock to redemption amount				(1,858,498)
Total Stockholders' Equity		$ (4,564,140)	$ (4,188,460)	$ (4,083,320)			$ (4,564,140)	$ (4,083,320)				$ (4,188,460)		$ (4,564,140)	$ (4,083,320)		$ (4,002,770)
Adjustment | LifeSci Acquisition II Corp | Common Stock | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic			10,011,301	5,112,023				3,502,260				5,646,205		6,734,489
Weighted Average Number of Shares Outstanding, Diluted			10,011,301	5,112,023				3,502,260				5,646,205		6,734,489
Basic net loss per common stock			$ (0.01)	$ (0.02)				$ (0.02)				$ (0.03)		$ (0.08)
Diluted net loss per common stock			$ (0.01)	$ (0.02)				$ (0.02)				$ (0.03)		$ (0.08)
Adjustment | LifeSci Acquisition II Corp | Common stock subject to redemption | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic			(8,009,041)	(8,009,041)				(8,009,041)				(8,009,041)		(8,009,041)
Weighted Average Number of Shares Outstanding, Diluted			(8,009,041)	(8,009,041)				(8,009,041)				(8,009,041)		(8,009,041)
Adjustment | LifeSci Acquisition II Corp | Non-redeemable common stock | Restatement of redeemable common stock as temporary equity
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted Average Number of Shares Outstanding, Basic			(1,990,948)	(1,875,000)				(1,875,000)				(1,913,085)		(1,951,216)
Weighted Average Number of Shares Outstanding, Diluted			(1,990,948)	(1,875,000)				(1,875,000)				(1,913,085)		(1,951,216)
Basic net loss per common stock			$ 0.05	$ 0.04				$ 0.04				$ 0.10		$ 0.29
Diluted net loss per common stock			$ 0.05	$ 0.04				$ 0.04				$ 0.10		$ 0.29